Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Cash on hand	¥ 12	¥ 12
Cash at central bank	134,486	214,768
Cash at banks	1,244,975	1,692,996
Cash and cash equivalents, end of the year	¥ 1,379,473	¥ 1,907,776	¥ 1,399,370	¥ 3,055,194